CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at beginning at Dec. 31, 2018			$ 51,479	$ (59,746)	$ (8,267)
Balance at beginning (in shares) at Dec. 31, 2018	495	114,508
Sale of preferred stock			5		5
Sale of preferred stock, shares	5,000
Conversion of notes			473		473
Conversion of notes (in shares)		508,874
Net loss				(934)	(934)
Balance at ending at Dec. 31, 2019			51,957	(60,680)	(8,723)
Balance at ending (in shares) at Dec. 31, 2019	5,495	623,382
Sale of preferred stock			5		5
Sale of preferred stock, shares	5,000
Issuance of preferred stock for license termination
Issuance of preferred stock for license termination, shares	8,000
Issuance of common stock for license termination		$ 7	260		267
Issuance of common stock for license termination, shares		65,000,000
Conversion of notes		$ 12	2,231		2,243
Conversion of notes (in shares)		120,001,618
Net loss				(6,295)	(6,295)
Balance at ending at Dec. 31, 2020		$ 19	$ 54,453	$ (66,975)	$ (12,503)
Balance at ending (in shares) at Dec. 31, 2020	18,495	185,625,000